Financial Instruments - Fair values and risk management (Details) - KRW (₩) ₩ in Thousands		Dec. 31, 2025		Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Warrants		₩ 528,772
Fair Value [Member]
IfrsStatementLineItems [Line Items]
Guaranteed Return Insurances (short-term)	[1]	21,560	[2]	13,524
Guaranteed Return Insurances (long-term)	[1]	310,908	[2]	322,538
Long-term investment securities		3,983,858		730,390	[1]
TotalFinancial assets at fair value		4,316,326		1,066,452	[1]
Convertible Notes		24,002,559
Warrants		528,772
Derivative liabilities		330,417
Total		24,861,748
Fair Value [Member] | Financial Liability [Member]
IfrsStatementLineItems [Line Items]
Convertible Notes		24,002,559
Warrants		528,772
Derivative liabilities		330,417
Total		24,861,748
Fair Value [Member] | Level 1 of fair value hierarchy [member] | Financial Liability [Member]
IfrsStatementLineItems [Line Items]
Convertible Notes
Warrants		425,350
Derivative liabilities
Total		425,350
Fair Value [Member] | Level 2 of fair value hierarchy [member] | Financial Liability [Member]
IfrsStatementLineItems [Line Items]
Convertible Notes
Warrants
Derivative liabilities
Total
Fair Value [Member] | Level 3 of fair value hierarchy [member] | Financial Liability [Member]
IfrsStatementLineItems [Line Items]
Convertible Notes		24,002,559
Warrants		103,422
Derivative liabilities		330,417
Total		24,436,398
Fair Value [Member] | Financial Assets [Member]
IfrsStatementLineItems [Line Items]
Guaranteed Return Insurances (short-term)	[1]	21,560	[2]	13,524
Guaranteed Return Insurances (long-term)	[1]	310,908	[2]	322,538
Long-term investment securities		3,983,858		730,390	[1]
TotalFinancial assets at fair value		4,316,326		1,066,452	[1]
Fair Value [Member] | Financial Assets [Member] | Level 1 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Guaranteed Return Insurances (short-term)	[1]		[2]
Guaranteed Return Insurances (long-term)	[1]		[2]
Long-term investment securities		268,768		143,992	[1]
TotalFinancial assets at fair value		268,768		143,992	[1]
Fair Value [Member] | Financial Assets [Member] | Level 2 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Guaranteed Return Insurances (short-term)	[1]	21,560	[2]	13,524
Guaranteed Return Insurances (long-term)	[1]	310,908	[2]	322,538
Long-term investment securities					[1]
TotalFinancial assets at fair value		332,468		336,062	[1]
Fair Value [Member] | Financial Assets [Member] | Level 3 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Guaranteed Return Insurances (short-term)	[1]		[2]
Guaranteed Return Insurances (long-term)	[1]		[2]
Long-term investment securities		3,715,090		586,398	[1]
TotalFinancial assets at fair value		₩ 3,715,090		₩ 586,398	[1]

[1]	The fair value of guaranteed return insurances classified at Level 2 in the fair value hierarchy is determined using an evaluation of surrender proceeds received from financial institutions.
[2]	The fair value of guaranteed return insurances classified at Level 2 in the fair value hierarchy is determined using an evaluation of surrender proceeds received from financial institutions.